Exploration and Evaluation Expenditures - Texas Properties Lithium (Details) - Texas Smackover Expansion Project [Member]	Mar. 31, 2023
Exploration and Evaluation Expenditures
Lease Term Of Contract	5 years
Lessee, Renewal Term	10 years
Options Agreement, Term Of Contract	2 years